COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Commitments
	December 31, 2020	December 31, 2019
Not later than one year	$20	$1,269
Later than one year and not later than five years	14	20
Later than five years	3	5
	$37	$1,294